Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest	$ 2,832,409
Dividends	5,668,380
Net appreciation of investments	618,821,630
Total investment gain	627,322,419
Interest income on notes receivable from participants	2,074,365
Contributions:
Employer	79,283,821
Participants	178,590,012
Total contributions	257,873,833
Total additions	887,270,617
Deductions
Benefits paid to participants	433,331,692
Administrative expenses	576,980
Total deductions	433,908,672
Net increase	453,361,945
Net assets available for benefits at beginning of year	4,590,494,893
Net assets available for benefits at end of year	$ 5,043,856,838